Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments and Receivables, Net [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

	December 31,
	2015	2014
Restricted deposits with banks (1)	$652	$984
Cross-currency interest rate swap	7,624	6,984
Deposits with banks and other long-term receivables (2)	7,489	10,113
	$15,765	$18,081

(1)	Restricted deposits in respect of an issued bank guarantee

(2)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $6,790 and $7,054 as of December 31, 2015 and 2014, respectively (see Note 17)